OTHER INCOME	6 Months Ended
Jun. 30, 2023
Disclosure of other income [Abstract]
OTHER INCOME
OTHER INCOME
Other income for the six months ended 30 June 2023 totalled €53 million (1 July 2022: €0 million). The balance is attributable to the following activities.
The Group recognised €18 million of royalty income arising from the ownership of mineral rights in Queensland, Australia. On 7 March 2023 the Group entered into an agreement to sell the sub-strata and associated mineral rights. Upon regulatory approval, the transaction was consummated in April 2023. The total consideration approximated €35 million.